Submission	Feb. 10, 2025
Submission [Line Items]
Central Index Key	0001897982
Registrant Name	ASPEN TECHNOLOGY, INC.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES